INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The components of income before income taxes from operations are as follows:

	December 31,
(in thousands)	2014	2013	2012

United States	$59,628	$58,383	$67,668
Foreign	344,745	310,952	263,011
	$404,373	$369,335	$330,679

The components of the provision for income taxes from operations are as follows:

	December 31,
(in thousands)	2014	2013	2012

Current:
U.S. federal	$(12,771)	$10,340	$23,412
U.S. state	(295)	4,660	2,788
Foreign	76,702	66,306	69,954
Total	$63,636	$81,306	$96,154

Deferred:
U.S. federal	$32,250	$(28,941)	$(128,832)
U.S. state	(9,861)	(1,377)	11,730
Foreign	(4,905)	1,162	29,868
Total	$17,484	$(29,156)	$(87,234)

	$81,120	$52,150	$8,920

The reconciliation of the U.S. federal statutory tax rate to the effective rate for the years ended is as follows:

	December 31,
	2014	2013	2012

Statutory U. S. federal income tax rate	35.0%	35.0%	35.0%
Effect of:
State income taxes, net of federal benefit	0.7	0.7	0.7
Federal benefit of R&D and foreign tax credits	(10.5)	(5.9)	(7.2)
Tax effect of international operations	(3.2)	(10.2)	(7.4)
Net effect of tax audit activity	3.1	1.9	(0.6)
Tax effect of enacted statutory rate changes	(0.3)	0.1	(3.7)
Federal tax on unremitted earnings of certain foreign subsidiaries	(0.1)	—	0.1
Valuation allowance adjustments	(2.1)	(0.6)	12.0
Tax effect of enacted U.S. federal legislation	—	(2.6)	—
Foreign outside basis differences	—	(1.5)	(26.5)
Other	(2.5)	(2.8)	0.3

Effective income tax rate on operations	20.1%	14.1%	2.7%

The tax effect of significant temporary differences giving rise to deferred tax assets and liabilities are as follows:

	December 31, 2014		December 31, 2013
(in thousands)	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability

Commission and bonus accrual	$5,939	$—	$5,793	$—
Employee benefit accruals	47,567	—	46,740	—
Inventory	21,018	—	21,941	—
Identifiable intangible assets	—	338,714	—	374,240
Insurance premium accruals	4,791	—	4,402	—
Miscellaneous accruals	11,084	—	10,089	—
Other	33,902	—	35,734	—
Unrealized losses included in AOCI	26,837	—	32,908	—
Property, plant and equipment	—	41,425	—	49,368
Product warranty accruals	1,186	—	1,069	—
Foreign tax credit and R&D carryforward	104,805	—	48,450	—
Restructuring and other cost accruals	1,703	—	956	—
Sales and marketing accrual	6,830	—	5,768	—
Taxes on unremitted earnings of foreign subsidiaries	—	2,120	—	2,506
Tax loss carryforwards and other tax attributes	320,187	—	389,614	—
Valuation allowance	(253,247)	—	(228,846)	—
	$332,602	$382,259	$374,618	$426,114

Deferred tax assets and liabilities are included in the following Consolidated Balance Sheet line items:

	December 31,
(in thousands)	2014	2013

Assets
Prepaid expenses and other current assets	$78,744	$86,929
Other noncurrent assets, net	41,882	104,385
Liabilities
Income taxes payable	4,732	4,416
Deferred income taxes	165,551	238,394

The Company has $104.4 million of foreign tax credit carryforwards at December 31, 2014, of which $43.6 million will expire in 2023 and $60.8 million will expire in 2024.

The deferred tax asset recorded during 2012 for foreign outside basis differences in a wholly owned subsidiary was realized as a deduction for U.S. income tax purposes during 2013. The deferred tax asset remaining at December 31, 2014 is now reflected as a U.S. federal income tax loss carryforward of $170.7 million which will expire in 2033. The Company also has tax loss carryforwards related to certain foreign and domestic subsidiaries of approximately $1.0 billion at December 31, 2014, of which $504.8 million expires at various times through 2034 and $505.0 million may be carried forward indefinitely. Included in deferred income tax assets at December 31, 2014 are tax benefits totaling $236.6 million, before valuation allowances, for the tax loss carryforwards.

The Company has recorded $164.1 million of valuation allowance to offset the tax benefit of net operating losses and $89.1 million of valuation allowance for other deferred tax assets. The Company has recorded these valuation allowances due to the uncertainty that these assets can be realized in the future.

Federal and state tax loss carryforwards that result from the exercise of employee stock options are not recorded on the Company’s Consolidated Balance Sheets. These tax loss carryforwards are accounted for as a credit to additional paid-in capital when realized through a reduction in income taxes payable. The amount incurred for tax loss carryforwards, both federal and state, at December 31, 2014 and 2013 was $14.5 million and $17.2 million, respectively.

The Company has provided federal income taxes on certain undistributed earnings of its foreign subsidiaries that the Company anticipates will be repatriated. Deferred federal income taxes have not been provided on $1.3 billion of cumulative earnings of foreign subsidiaries that the Company has determined to be permanently reinvested. It is not practicable to estimate the amount of tax that might be payable on these permanently reinvested earnings.

Tax Contingencies

The Company applies a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company recognizes in the financial statements, the impact of a tax position, if that position is more likely than not of being sustained on audit, based on the technical merits of the position.

The total amount of gross unrecognized tax benefits at December 31, 2014 is approximately $30.7 million, of this total, approximately $18.5 million represents the amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rate.  It is reasonably possible that certain amounts of unrecognized tax benefits will significantly increase or decrease within twelve months of the reporting date of the Company’s consolidated financial statements. Final settlement and resolution of outstanding tax matters in various jurisdictions during the next twelve months could include unrecognized tax benefits of approximately $15.0 million. Of this total, approximately $3.7 million represents the amount of unrecognized tax benefits that, if recognized would affect the effective income tax rate. In addition, expiration of statutes of limitation in various jurisdictions during the next 12 months could include unrecognized tax benefits of approximately $0.8 million.

The total amount of accrued interest and penalties were $8.9 million and $7.9 million at December 31, 2014 and 2013, respectively.  The Company has consistently classified interest and penalties recognized in its consolidated financial statements as income taxes based on the accounting policy election of the Company.  During the years ended December 31, 2014 and 2013, the Company recognized income tax expense of $1.9 million and $1.7 million respectively, related to interest and penalties. During the year ended December 31, 2012, the Company recognized income tax benefit in the amount of $0.9 million related to interest and penalties.

The Company is subject to U.S. federal income tax as well as income tax of multiple state and foreign jurisdictions.  The significant jurisdictions include the U.S., Germany, Sweden and Switzerland.  The Company has substantially concluded all U.S. federal income tax matters for years through 2010. The company is currently under audit for the tax year 2011. The tax years 2012 and 2013 are subject to future potential tax audit adjustments. The Company has concluded audits in Germany through the tax year 2008 and is currently under audit for the years 2009 through 2011.  The Company is under audit in Sweden for the tax year 2013. The taxable years that remain open for Sweden are 2009 through 2013.  The taxable years that remain open for Switzerland are 2004 through 2013.

The Company had the following activity recorded for unrecognized tax benefits:

	December 31,
(in thousands)	2014	2013	2012

Unrecognized tax benefits at beginning of period	$17,997	$12,264	$14,956
Gross change for prior period positions	5,083	2,471	(3,029)
Gross change for current year positions	179	4,517	268
Decrease due to settlements and payments	(249)	—	—
Decrease due to statute expirations	(568)	(1,381)	—
Increase due to effect of foreign currency translation	—	126	69
Decrease due to effect from foreign currency translation	(624)	—	—

Unrecognized tax benefits at end of period	$21,818	$17,997	$12,264